Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 40,886	$ 589,668
Unamortized deferred financing costs	0	6,663
Derivative Liability, Current	184,025	354,160	$ 310,641
Revenues	$ 0	$ 550,000
Concentration Risk, Percentage	100.00%
Additional common shares	8,317,828	2,406,227